Derivatives (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
Government Securities – Other Countries [member]
IfrsStatementLineItems [Line Items]
Total value of margins pledged in guarantee	R$ 24,812	R$ 13,504